Nature of Business and Going Concern - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	$ (675)	$ (499)	$ (2,124)	$ (1,862)
Retained Earnings (Accumulated Deficit)	(115,128)		(114,322)	(111,533)
Operating Income (Loss)	$ (771)	$ (454)	$ (2,871)	(1,890)
Increase In Common Stock Value				$ 248